Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 126,896	£ 146,871	[1]
Financial assets at fair value through the income statement	210,430	188,226	[1]
Derivative financial instruments	344,396	262,291	[1]
Financial assets at fair value through other comprehensive income	43,814	45,908	[1]
Trading portfolio liabilities	(75,880)	(53,291)	[1]
Financial liabilities designated at fair value	(255,787)	(251,131)	[1]
Derivative financial instruments	(321,526)	(256,523)	[1]
At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	126,896	146,871
Financial assets at fair value through the income statement	210,430	188,226
Derivative financial instruments	344,396	262,291
Financial assets at fair value through other comprehensive income	43,814	45,908
Investment property	5	7
Total assets	725,541	643,303
Trading portfolio liabilities	(75,880)	(53,291)
Financial liabilities designated at fair value	(255,787)	(251,131)
Derivative financial instruments	(321,526)	(256,523)
Total liabilities	(653,193)	(560,945)
Quoted market prices (Level 1) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	58,340	80,836
Financial assets at fair value through the income statement	1,037	4,953
Derivative financial instruments	11,653	6,150
Financial assets at fair value through other comprehensive income	15,993	16,070
Investment property	0	0
Total assets	87,023	108,009
Trading portfolio liabilities	(47,118)	(26,701)
Financial liabilities designated at fair value	(193)	(174)
Derivative financial instruments	(12,674)	(6,571)
Total liabilities	(59,985)	(33,446)
Observable inputs (Level 2) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	64,300	63,754
Financial assets at fair value through the income statement	203,230	177,194
Derivative financial instruments	328,870	252,131
Financial assets at fair value through other comprehensive income	27,785	29,800
Investment property	0	0
Total assets	624,185	522,879
Trading portfolio liabilities	(28,680)	(26,563)
Financial liabilities designated at fair value	(255,155)	(250,553)
Derivative financial instruments	(304,473)	(243,893)
Total liabilities	(588,308)	(521,009)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	14,333	12,415
Total liabilities	(4,900)	(6,490)
Significant unobservable inputs (Level 3) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	4,256	2,281
Financial assets at fair value through the income statement	6,163	6,079
Derivative financial instruments	3,873	4,010
Financial assets at fair value through other comprehensive income	36	38
Investment property	5	7
Total assets	14,333	12,415
Trading portfolio liabilities	(82)	(27)
Financial liabilities designated at fair value	(439)	(404)
Derivative financial instruments	(4,379)	(6,059)
Total liabilities	£ (4,900)	£ (6,490)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.